Harbor Alpha Layering ETF Expense Example - Harbor Alpha Layering ETF - NONE or SAME	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	$ 224